NON-WHOLLY OWNED SUBSIDIARIES - Composition of Accumulated NCI (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Non-controlling interest	$ 3,531	$ 3,026
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Non-controlling interest	3,383	2,814	$ 1,329
Subsidiaries with material non-controlling interests | Business services
Disclosure of subsidiaries [line items]
Non-controlling interest	424	476	198
Subsidiaries with material non-controlling interests | Infrastructure services
Disclosure of subsidiaries [line items]
Non-controlling interest	1,534	0
Subsidiaries with material non-controlling interests | Industrial operations
Disclosure of subsidiaries [line items]
Non-controlling interest	1,425	2,338	$ 1,131
Individually Immaterial Subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interest	$ 148	$ 212